Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks — 99.3%
Australia - 7.4%
Afterpay Ltd.*	3,987	$102,894
AGL Energy Ltd.	15,509	207,131
Alumina Ltd.	72,681	106,071
AMP Ltd.	84,097	102,745
APA Group	28,853	218,846
Aristocrat Leisure Ltd.	15,444	374,271
ASX Ltd.	5,530	317,155
Aurizon Holdings Ltd.	49,669	179,887
Australia & New Zealand Banking Group Ltd.	58,277	1,004,598
Bendigo & Adelaide Bank Ltd.	16,398	114,277
BHP Group Ltd.	59,849	1,578,597
BHP Group PLC	42,319	925,918
BlueScope Steel Ltd.	11,959	114,085
Boral Ltd.(a)	35,635	118,802
Brambles Ltd.	35,099	296,767
Caltex Australia Ltd.	6,630	152,594
Coca-Cola Amatil Ltd.	19,584	157,064
Cochlear Ltd.	1,037	167,355
Coles Group Ltd.	23,727	262,881
Commonwealth Bank of Australia	36,623	2,090,342
Computershare Ltd.	15,394	185,396
CSL Ltd.	9,407	1,965,139
Dexus	30,967	263,696
Fortescue Metals Group Ltd.	34,234	261,035
Goodman Group	41,892	417,584
GPT Group (The)	55,782	224,059
Incitec Pivot Ltd.	48,234	105,912
Insurance Australia Group Ltd.	56,044	265,632
Lendlease Group	13,079	158,654
Macquarie Group Ltd.	7,179	695,762
Medibank Pvt Ltd.	76,073	157,874
Mirvac Group	112,389	255,812
National Australia Bank Ltd.	56,679	981,225
Newcrest Mining Ltd.	16,065	317,587
Northern Star Resources Ltd.	16,489	139,086
Oil Search Ltd.	33,378	161,777
Orica Ltd.	10,805	165,139
Origin Energy Ltd.	42,334	232,392
QBE Insurance Group Ltd.	29,926	275,467
Ramsay Health Care Ltd.(a)	4,056	215,051
Rio Tinto Ltd.	7,612	503,317
Rio Tinto PLC	22,522	1,212,479
Santos Ltd.	42,763	248,775
Scentre Group	116,588	301,272
SEEK Ltd.	11,536	175,230
Sonic Healthcare Ltd.	12,806	271,506
South32 Ltd.	108,625	191,978
Stockland	63,661	209,680
Suncorp Group Ltd.	30,655	263,913
Sydney Airport	32,171	180,694
Telstra Corp. Ltd.	86,627	222,691
Transurban Group	59,415	624,473
Treasury Wine Estates Ltd.	17,647	153,934
Vicinity Centres	76,416	129,938
Wesfarmers Ltd.	23,609	714,546
Westpac Banking Corp.	71,775	1,207,010
Woodside Petroleum Ltd.	21,657	503,525
Woolworths Group Ltd.	27,959	783,125
Total Australia		23,934,645

Austria - 0.2%
ANDRITZ AG	2,497	98,401
Erste Group Bank AG*	7,675	282,040
OMV AG	4,341	216,433
Total Austria		596,874

Belgium - 1.0%
Ageas	5,148	283,939
Anheuser-Busch InBev SA/NV	15,714	1,191,484
Galapagos NV*(a)	1,260	282,199
Groupe Bruxelles Lambert SA	2,243	225,502
KBC Group NV	6,008	441,163
Solvay SA	1,825	189,181
UCB SA	3,019	277,957
Umicore SA	5,137	236,651
Total Belgium		3,128,076

Cambodia - 0.0%(b)
NagaCorp Ltd.	48,934	69,826

China - 0.3%
AAC Technologies Holdings, Inc.(a)	18,372	131,906
BOC Hong Kong Holdings Ltd.	85,023	284,144
China Mengniu Dairy Co., Ltd.*	64,877	240,629
Lenovo Group Ltd.	165,758	109,510
Want Want China Holdings Ltd.	160,772	133,547
Total China		899,736

Denmark - 1.8%
AP Moller - Maersk A/S, Class B	220	263,999
Carlsberg A/S, Class B	2,359	345,069
Chr Hansen Holding A/S	2,537	189,165
Coloplast A/S, Class B	3,069	387,303
Danske Bank A/S	14,760	247,118
DSV PANALPINA A/S	4,632	503,909
Genmab A/S*	1,296	299,335
GN Store Nord A/S	2,818	139,952
ISS A/S	4,621	112,178
Novo Nordisk A/S, Class B	33,942	2,076,279
Novozymes A/S, Class B	4,930	257,271
Orsted A/S‡	3,537	386,044
Pandora A/S	2,106	109,120
Vestas Wind Systems A/S	4,483	447,280
Total Denmark		5,764,022

Finland - 1.1%
Elisa OYJ	3,624	218,236
Fortum OYJ	9,594	232,417
Kone OYJ, Class B	8,164	527,098
Neste OYJ	8,759	348,277
Nokia OYJ	119,664	466,727
Nokian Renkaat OYJ	3,646	98,224
Nordea Bank Abp	66,034	521,400
Sampo OYJ, Class A	10,329	467,823
Stora Enso OYJ, Class R	14,805	192,945
UPM-Kymmene OYJ	12,192	385,474
Wartsila OYJ Abp	12,720	156,117
Total Finland		3,614,738

France - 9.9%
Accor SA	5,205	213,596
Aeroports de Paris	606	114,838
Air Liquide SA	9,758	1,413,907

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Airbus SE	11,325	$1,672,211
Alstom SA	4,244	225,471
Arkema SA	2,051	188,698
Atos SE	2,291	190,772
AXA SA	39,246	1,047,298
BNP Paribas SA	22,864	1,217,359
Bouygues SA	4,857	192,318
Bureau Veritas SA	7,811	215,625
Capgemini SE	3,296	410,373
Carrefour SA	12,494	211,911
Cie de Saint-Gobain	10,950	415,435
Cie Generale des Etablissements Michelin	3,936	457,997
Credit Agricole SA	23,966	324,818
Danone SA	11,693	938,173
Dassault Systemes SE	2,981	517,665
Edenred	6,084	328,956
Electricite de France SA	8,683	107,339
Engie SA	34,777	599,681
EssilorLuxottica SA	6,218	925,088
Eutelsat Communications SA(a)	5,477	82,213
Faurecia SE	1,495	71,522
Getlink SE	11,989	211,915
Hermes International	701	525,616
Ingenico Group SA	1,550	180,703
Ipsen SA	962	71,428
Kering SA	1,572	966,860
Klepierre SA	4,842	164,894
Legrand SA	6,449	517,427
L'Oreal SA	5,000	1,395,778
LVMH Moet Hennessy Louis Vuitton SE	5,154	2,257,821
Orange SA	38,949	552,706
Orpea	1,414	184,279
Pernod Ricard SA	4,302	746,110
Peugeot SA	11,521	237,605
Publicis Groupe SA	4,816	213,644
Renault SA	4,045	157,992
Rexel SA	9,122	109,329
Rubis SCA	2,501	154,794
Safran SA	6,911	1,117,798
Sanofi	22,525	2,170,464
Schneider Electric SE	11,296	1,133,150
SCOR SE	4,013	170,906
SEB SA	599	77,069
Societe Generale SA	15,424	499,539
Sodexo SA(a)	1,739	182,309
Teleperformance	1,427	358,662
Thales SA	2,444	268,732
TOTAL SA	50,098	2,450,869
Ubisoft Entertainment SA*	1,985	150,993
Unibail-Rodamco-Westfield	2,949	400,667
Valeo SA	5,534	165,094
Veolia Environnement SA	10,955	323,904
Vinci SA	9,890	1,098,202
Vivendi SA	19,010	521,616
Worldline SA‡*	1,918	135,502
Total France		31,957,641

Germany - 7.6%
adidas AG	4,074	1,290,332
Allianz SE	8,561	2,047,834
Aroundtown SA	18,933	179,099
BASF SE	19,484	1,318,634
Bayer AG	19,518	1,580,061
Bayerische Motoren Werke AG	7,177	511,732
Beiersdorf AG(a)	2,552	289,600
Brenntag AG	3,909	203,082
Carl Zeiss Meditec AG	782	95,761
Commerzbank AG	23,903	137,744
Continental AG	2,261	257,931
Covestro AG‡	3,709	156,809
Daimler AG	16,647	771,227
Delivery Hero SE‡*	2,755	212,556
Deutsche Bank AG	44,310	406,780
Deutsche Boerse AG	3,998	651,517
Deutsche Lufthansa AG	5,407	82,870
Deutsche Post AG	20,002	699,898
Deutsche Telekom AG	65,615	1,062,069
Deutsche Wohnen SE	8,567	362,669
E.ON SE	45,728	518,920
Fresenius Medical Care AG & Co. KGaA	4,598	355,157
Fresenius SE & Co. KGaA	9,052	462,700
GEA Group AG	4,440	133,294
Hannover Rueck SE	1,472	286,288
HeidelbergCement AG	3,371	228,926
Henkel AG & Co. KGaA(a)	1,886	174,520
HUGO BOSS AG	1,845	87,510
Infineon Technologies AG	27,208	590,254
K+S AG(a)	5,060	49,346
KION Group AG	1,742	109,459
LANXESS AG	2,642	159,042
LEG Immobilien AG	1,435	177,076
Merck KGaA	2,804	360,147
MTU Aero Engines AG	1,302	395,925
Muenchener Rueckversicherungs-Gesellschaft AG	2,766	816,285
Puma SE	1,689	135,515
Rheinmetall AG	952	102,040
RWE AG	13,319	462,582
SAP SE	19,903	2,598,698
Scout24 AG‡	2,478	170,671
Siemens AG*	15,725	1,945,489
Symrise AG	3,326	342,565
thyssenkrupp AG(a)	10,998	136,079
TUI AG	9,902	101,603
United Internet AG	3,010	97,736
Vonovia SE	10,249	585,388
Wirecard AG(a)	2,458	362,831
Zalando SE‡*	3,539	170,329
Total Germany		24,434,580

Hong Kong - 2.7%
AIA Group Ltd.	254,906	2,552,376
ASM Pacific Technology Ltd.	8,578	117,210
CK Asset Holdings Ltd.	60,096	388,520
CK Infrastructure Holdings Ltd.	18,570	130,338
CLP Holdings Ltd.	36,117	377,454
Hang Lung Properties Ltd.	57,865	121,917
Hang Seng Bank Ltd.	16,912	344,561
Henderson Land Development Co., Ltd.	34,844	157,955
Hong Kong & China Gas Co., Ltd.	226,021	435,456
Hong Kong Exchanges and Clearing Ltd.	27,274	909,028
Hongkong Land Holdings Ltd.	30,060	160,220
Hysan Development Co., Ltd.	27,534	103,896
Jardine Matheson Holdings Ltd.	4,762	266,243
Jardine Strategic Holdings Ltd.	4,520	139,352
Link REIT	47,128	479,480

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Hong Kong (continued)
MTR Corp. Ltd.	36,475	$206,217
New World Development Co., Ltd.	153,918	194,457
Power Assets Holdings Ltd.	34,302	248,709
Sino Land Co., Ltd.	90,973	124,892
Sun Hung Kai Properties Ltd.	31,296	440,528
Swire Pacific Ltd., Class A	15,097	133,862
Techtronic Industries Co., Ltd.	32,609	264,361
Vitasoy International Holdings Ltd.(a)	22,657	82,430
WH Group Ltd.‡	189,875	182,419
Wharf Real Estate Investment Co., Ltd.	28,940	150,945
Wheelock & Co., Ltd.	22,884	140,430
Total Hong Kong		8,853,256

Ireland - 0.5%
Bank of Ireland Group PLC	22,662	110,853
CRH PLC	16,535	622,507
Flutter Entertainment PLC	1,729	196,054
Kerry Group PLC, Class A	3,177	405,943
Kingspan Group PLC	3,457	213,198
Smurfit Kappa Group PLC	5,199	180,242
Total Ireland		1,728,797

Israel - 0.5%
Bank Hapoalim BM	42,771	368,988
Bank Leumi Le-Israel BM	50,805	367,286
Israel Discount Bank Ltd., Class A	59,711	272,370
Nice Ltd.*	2,224	385,667
Teva Pharmaceutical Industries Ltd.*	23,025	235,228
Total Israel		1,629,539

Italy - 2.2%
Amplifon SpA	3,270	93,060
Assicurazioni Generali SpA	27,553	537,250
Atlantia SpA	12,126	297,921
Banco BPM SpA*(a)	41,217	84,502
Enel SpA	166,703	1,451,135
Eni SpA	55,303	775,768
Ferrari NV	2,499	422,332
FinecoBank Banca Fineco SpA	15,513	181,800
Intesa Sanpaolo SpA	317,079	789,040
Leonardo SpA	11,579	143,460
Mediobanca Banca di Credito Finanziario SpA	23,498	234,677
Moncler SpA	4,563	197,212
Prysmian SpA	7,628	169,743
Recordati SpA	3,341	143,028
Snam SpA	55,675	298,438
Telecom Italia SpA*	364,553	196,666
Terna Rete Elettrica Nazionale SpA	41,761	291,376
UniCredit SpA	48,032	643,114
Total Italy		6,950,522

Japan - 24.3%
Advantest Corp.	4,632	250,863
Aeon Co., Ltd.	16,940	352,210
AGC, Inc.	5,511	190,929
Air Water, Inc.	7,222	101,349
Aisin Seiki Co., Ltd.	4,324	147,411
Ajinomoto Co., Inc.	12,798	213,133
Alfresa Holdings Corp.	6,093	125,194
Alps Alpine Co., Ltd.	5,328	98,414
Amada Holdings Co., Ltd.	13,408	143,871
Aozora Bank Ltd.	5,467	149,405
Asahi Group Holdings Ltd.	9,402	441,192
Asahi Intecc Co., Ltd.	4,198	117,940
Asahi Kasei Corp.	30,854	323,955
Astellas Pharma, Inc.	43,076	775,197
Bandai Namco Holdings, Inc.	4,615	271,573
Bank of Kyoto Ltd. (The)(a)	2,176	89,341
Bridgestone Corp.	13,379	481,538
Brother Industries Ltd.	7,846	156,580
Canon, Inc.(a)	23,100	615,197
Central Japan Railway Co.	3,996	795,808
Chiba Bank Ltd. (The)	18,748	104,304
Chubu Electric Power Co., Inc.	15,828	217,300
Chugai Pharmaceutical Co., Ltd.	5,340	555,013
Concordia Financial Group Ltd.	31,549	121,964
Dai Nippon Printing Co., Ltd.	8,804	247,342
Daifuku Co., Ltd.	2,463	152,936
Dai-ichi Life Holdings, Inc.	24,623	376,212
Daiichi Sankyo Co., Ltd.	13,447	923,182
Daikin Industries Ltd.	5,774	832,924
Daito Trust Construction Co., Ltd.	1,768	210,509
Daiwa House Industry Co., Ltd.	14,722	470,110
Daiwa Securities Group, Inc.	39,488	203,697
Denso Corp.	9,705	406,699
Dentsu Group, Inc.	5,197	175,495
East Japan Railway Co.	7,989	714,982
Eisai Co., Ltd.	5,944	456,775
Electric Power Development Co., Ltd.	4,565	104,411
FamilyMart Co., Ltd.	5,143	114,263
FANUC Corp.	4,058	760,793
Fast Retailing Co., Ltd.(a)	1,130	618,667
FUJIFILM Holdings Corp.	8,703	440,349
Fujitsu Ltd.	4,568	489,526
Fukuoka Financial Group, Inc.	5,536	98,324
Goldwin, Inc.	865	53,631
Hamamatsu Photonics K.K.	4,025	174,540
Hankyu Hanshin Holdings, Inc.	6,102	251,658
Hirose Electric Co., Ltd.	1,118	141,832
Hisamitsu Pharmaceutical Co., Inc.	2,059	106,764
Hitachi Ltd.	19,839	774,267
Honda Motor Co., Ltd.	37,245	972,834
Hoya Corp.	8,085	790,709
Idemitsu Kosan Co., Ltd.	5,425	138,397
IHI Corp.	4,043	98,067
Inpex Corp.	23,404	222,520
Isetan Mitsukoshi Holdings Ltd.	9,744	77,405
Isuzu Motors Ltd.	15,659	157,912
ITOCHU Corp.	31,708	751,268
Japan Exchange Group, Inc.	13,230	242,177
Japan Tobacco, Inc.	26,083	557,349
JFE Holdings, Inc.	12,497	151,622
JGC Holdings Corp.	7,471	110,082
JXTG Holdings, Inc.	70,676	305,696
Kajima Corp.	10,972	142,332
Kansai Electric Power Co., Inc. (The)	17,070	193,403
Kansai Paint Co., Ltd.	6,321	154,314
Kao Corp.	10,357	839,186
KDDI Corp.	36,670	1,106,681
Keikyu Corp.	7,950	148,606
Keio Corp.	3,380	195,843
Keisei Electric Railway Co., Ltd.	4,620	169,225
Keyence Corp.	3,820	1,317,096
Kikkoman Corp.	4,799	237,769
Kintetsu Group Holdings Co., Ltd.	4,634	246,696

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Kirin Holdings Co., Ltd.	18,501	$411,807
Kobayashi Pharmaceutical Co., Ltd.	1,474	120,901
Koito Manufacturing Co., Ltd.	3,250	144,381
Komatsu Ltd.	20,865	474,918
Konami Holdings Corp.	2,375	92,910
Konica Minolta, Inc.	13,535	84,918
Kose Corp.	675	91,735
Kubota Corp.	25,651	411,916
Kuraray Co., Ltd.	11,793	145,257
Kurita Water Industries Ltd.	5,406	161,355
Kyocera Corp.	7,445	499,653
Kyowa Kirin Co., Ltd.	7,893	188,322
Kyushu Electric Power Co., Inc.	11,587	96,215
Lion Corp.	6,664	128,626
LIXIL Group Corp.	7,583	128,453
M3, Inc.	10,476	311,231
Makita Corp.	6,963	273,355
Marubeni Corp.	41,598	305,197
Marui Group Co., Ltd.	7,174	168,321
Matsumotokiyoshi Holdings Co., Ltd.	2,320	94,290
Mazda Motor Corp.	13,406	115,525
MEIJI Holdings Co., Ltd.	3,356	239,040
MINEBEA MITSUMI, Inc.	9,787	197,392
MISUMI Group, Inc.	8,095	206,959
Mitsubishi Chemical Holdings Corp.	32,612	240,712
Mitsubishi Corp.	28,391	739,473
Mitsubishi Electric Corp.	44,430	633,338
Mitsubishi Estate Co., Ltd.	26,804	532,197
Mitsubishi Heavy Industries Ltd.	7,274	270,061
Mitsubishi Materials Corp.	3,589	92,155
Mitsubishi Motors Corp.	17,648	67,248
Mitsubishi UFJ Financial Group, Inc.	272,964	1,431,748
Mitsui & Co., Ltd.	38,864	702,984
Mitsui Chemicals, Inc.	4,609	104,397
Mitsui Fudosan Co., Ltd.	20,781	558,231
Mizuho Financial Group, Inc.	518,395	777,222
MonotaRO Co., Ltd.	3,239	79,851
MS&AD Insurance Group Holdings, Inc.	11,623	392,170
Murata Manufacturing Co., Ltd.	12,291	717,603
Nabtesco Corp.	3,723	110,950
NEC Corp.	6,081	276,039
Nexon Co., Ltd.*	9,023	123,626
NGK Spark Plug Co., Ltd.	6,140	110,297
NH Foods Ltd.	3,435	152,917
Nidec Corp.	5,228	677,226
Nihon M&A Center, Inc.	3,571	104,773
Nikon Corp.	10,982	135,673
Nintendo Co., Ltd.	2,256	848,615
Nippon Express Co., Ltd.	2,201	117,173
Nippon Paint Holdings Co., Ltd.	4,003	195,007
Nippon Shinyaku Co., Ltd.	1,756	158,451
Nippon Steel Corp.	18,472	261,694
Nippon Telegraph & Telephone Corp.	27,402	704,486
Nissan Chemical Corp.	4,248	179,703
Nissan Motor Co., Ltd.	39,754	219,888
Nisshin Seifun Group, Inc.	9,398	162,840
Nissin Foods Holdings Co., Ltd.	2,650	201,956
Nitori Holdings Co., Ltd.	1,840	288,346
Nitto Denko Corp.	4,018	229,473
Nomura Holdings, Inc.	73,036	381,605
Nomura Research Institute Ltd.	7,796	174,068
NSK Ltd.	12,751	109,528
NTT Data Corp.	16,960	243,325
NTT DOCOMO, Inc.	26,146	749,510
Obayashi Corp.	19,455	217,732
Obic Co., Ltd.	1,850	256,202
Odakyu Electric Railway Co., Ltd.(a)	8,681	195,109
Oji Holdings Corp.	28,066	146,564
Olympus Corp.	23,783	391,574
Omron Corp.	4,895	289,495
Ono Pharmaceutical Co., Ltd.	10,888	255,110
Oriental Land Co., Ltd.	4,406	579,689
ORIX Corp.	29,422	504,369
Osaka Gas Co., Ltd.	9,403	161,105
Otsuka Corp.	2,467	97,874
Otsuka Holdings Co., Ltd.	9,873	447,535
Pan Pacific International Holdings Corp.	12,806	208,776
Panasonic Corp.	47,006	477,932
PeptiDream, Inc.*	2,484	120,092
Pigeon Corp.	2,786	100,634
Rakuten, Inc.	18,239	144,047
Recruit Holdings Co., Ltd.	25,909	1,028,854
Renesas Electronics Corp.*	15,487	101,594
Resona Holdings, Inc.	56,403	237,248
Ricoh Co., Ltd.	18,837	218,811
Rohm Co., Ltd.	2,415	179,368
Ryohin Keikaku Co., Ltd.	6,741	114,563
Santen Pharmaceutical Co., Ltd.	11,162	211,737
SBI Holdings, Inc.	6,695	159,244
Secom Co., Ltd.	4,742	424,958
Seiko Epson Corp.	7,937	118,632
Sekisui Chemical Co., Ltd.	11,900	202,350
Sekisui House Ltd.(a)	14,731	320,892
Seven & i Holdings Co., Ltd.	16,856	655,826
SG Holdings Co., Ltd.	4,883	104,747
Shimadzu Corp.	7,553	217,423
Shimano, Inc.	1,944	302,402
Shimizu Corp.	16,690	174,469
Shin-Etsu Chemical Co., Ltd.	8,577	1,006,196
Shionogi & Co., Ltd.	6,903	418,122
Shiseido Co., Ltd.	8,298	542,584
Shizuoka Bank Ltd. (The)	16,940	121,441
Showa Denko K.K.	3,582	88,406
SMC Corp.	1,272	566,024
Softbank Corp.(a)	32,438	447,730
SoftBank Group Corp.	33,467	1,396,916
Sompo Holdings, Inc.	8,357	318,674
Sony Corp.	25,330	1,803,727
Sotetsu Holdings, Inc.	3,880	105,211
Stanley Electric Co., Ltd.	4,779	125,929
Subaru Corp.	13,615	346,703
SUMCO Corp.	6,326	101,557
Sumitomo Chemical Co., Ltd.	37,919	165,131
Sumitomo Corp.	27,948	422,372
Sumitomo Dainippon Pharma Co., Ltd.	4,165	73,128
Sumitomo Electric Industries Ltd.	18,511	252,768
Sumitomo Metal Mining Co., Ltd.	5,772	168,498
Sumitomo Mitsui Financial Group, Inc.(a)	29,164	1,045,098
Sumitomo Mitsui Trust Holdings, Inc.	8,588	323,521
Sumitomo Realty & Development Co., Ltd.	10,076	376,508
Suntory Beverage & Food Ltd.	3,608	154,626
Suzuki Motor Corp.	9,479	440,082
Sysmex Corp.	4,461	325,031
T&D Holdings, Inc.	15,525	170,598
Taiheiyo Cement Corp.	4,233	116,541
Taisei Corp.	5,844	237,782
Taisho Pharmaceutical Holdings Co., Ltd.	1,541	111,183
Taiyo Yuden Co., Ltd.	3,334	99,972

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Takeda Pharmaceutical Co., Ltd.	32,160	$1,254,236
TDK Corp.	3,019	330,632
Teijin Ltd.	7,020	127,919
Terumo Corp.	15,027	552,360
Tobu Railway Co., Ltd.	6,285	224,412
Toho Co., Ltd.	4,199	156,709
Tohoku Electric Power Co., Inc.	11,273	106,921
Tokio Marine Holdings, Inc.	14,572	804,663
Tokyo Electric Power Co., Holdings, Inc.*	35,113	140,925
Tokyo Electron Ltd.	3,256	736,006
Tokyo Gas Co., Ltd.	11,200	248,831
Tokyu Corp.	14,307	255,027
Toppan Printing Co., Ltd.	8,824	178,784
Toray Industries, Inc.	37,247	249,218
Toshiba Corp.	9,915	320,178
TOTO Ltd.	4,537	189,417
Toyo Suisan Kaisha Ltd.	3,405	144,513
Toyota Industries Corp.	4,160	230,290
Toyota Motor Corp.	49,887	3,522,031
Toyota Tsusho Corp.	6,114	216,332
Tsuruha Holdings, Inc.	1,245	154,268
Unicharm Corp.	9,588	333,680
USS Co., Ltd.	8,075	149,006
West Japan Railway Co.	4,314	369,129
Yakult Honsha Co., Ltd.	3,581	183,370
Yamada Denki Co., Ltd.	21,570	109,656
Yamaguchi Financial Group, Inc.	12,401	76,316
Yamaha Corp.	3,724	194,472
Yamaha Motor Co., Ltd.	7,544	143,523
Yamato Holdings Co., Ltd.	9,119	149,340
Yaskawa Electric Corp.	6,139	219,483
Z Holdings Corp.	64,917	262,339
ZOZO, Inc.	2,461	41,393
Total Japan		78,430,389

Luxembourg - 0.2%
ArcelorMittal SA	12,411	183,696
Eurofins Scientific SE	290	156,190
SES SA	8,252	101,554
Tenaris SA	12,432	128,513
Total Luxembourg		569,953

Macau - 0.2%
Galaxy Entertainment Group Ltd.	50,247	333,259
Sands China Ltd.	58,378	285,691
Total Macau		618,950

Netherlands - 4.0%
ABN AMRO Bank NV‡	7,289	126,981
Adyen NV‡*	574	528,605
Aegon NV	39,375	160,098
Akzo Nobel NV	4,568	431,811
Argenx SE*	1,014	146,195
ASML Holding NV	7,953	2,240,836
ASR Nederland NV	2,631	98,083
EXOR NV	2,589	191,199
Heineken Holding NV	2,352	231,717
Heineken NV	4,947	539,016
ING Groep NV	82,198	894,977
Koninklijke Ahold Delhaize NV	21,995	541,122
Koninklijke DSM NV	4,033	492,972
Koninklijke KPN NV	79,098	222,034
Koninklijke Philips NV	19,457	892,677
NN Group NV	8,124	282,695
Randstad NV	2,709	155,990
Royal Dutch Shell PLC, Class A	85,950	2,259,642
Royal Dutch Shell PLC, Class B	76,680	2,021,592
Takeaway.com NV‡*	951	89,687
Wolters Kluwer NV	5,788	435,657
Total Netherlands		12,983,586

New Zealand - 0.3%
a2 Milk Co., Ltd.*	18,990	184,341
Auckland International Airport Ltd.	38,418	215,058
Fisher & Paykel Healthcare Corp. Ltd.	18,405	277,521
Fletcher Building Ltd.	32,151	115,476
Spark New Zealand Ltd.	65,379	197,165
Xero Ltd.*	2,413	138,244
Total New Zealand		1,127,805

Norway - 0.6%
Aker BP ASA(a)	2,753	78,010
DNB ASA	23,792	417,750
Equinor ASA	21,800	395,308
Mowi ASA	7,856	187,669
Norsk Hydro ASA	30,973	97,477
Orkla ASA	20,537	198,290
Schibsted ASA, Class A	4,145	125,189
Telenor ASA	13,710	248,311
Yara International ASA	4,135	150,457
Total Norway		1,898,461

Poland - 0.3%
Bank Polska Kasa Opieki SA	7,012	178,927
CD Projekt SA	1,757	127,553
mBank SA*	962	92,060
Polski Koncern Naftowy ORLEN SA	7,800	152,141
Powszechna Kasa Oszczednosci Bank Polski SA	23,703	209,046
Powszechny Zaklad Ubezpieczen SA	15,812	163,951
Total Poland		923,678

Portugal - 0.2%
EDP - Energias de Portugal SA	58,151	291,540
Galp Energia SGPS SA	9,623	145,460
Jeronimo Martins SGPS SA	6,686	115,179
Total Portugal		552,179

Russia - 0.1%
Polymetal International PLC	11,739	199,000

Singapore - 1.2%
Ascendas Real Estate Investment Trust	117,583	271,365
CapitaLand Commercial Trust	136,353	205,793
CapitaLand Ltd.	68,122	180,674
CapitaLand Mall Trust	110,295	203,637
ComfortDelGro Corp. Ltd.	75,722	120,387
DBS Group Holdings Ltd.	38,697	719,278
Genting Singapore Ltd	203,983	128,526
Keppel Corp. Ltd.	42,444	207,727
Oversea-Chinese Banking Corp. Ltd.	74,765	593,234
Singapore Exchange Ltd.	32,789	209,000
Singapore Technologies Engineering Ltd.	59,445	179,001

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Singapore (continued)
Singapore Telecommunications Ltd.	174,998	$423,103
United Overseas Bank Ltd.	28,089	528,071
Total Singapore		3,969,796

South Africa - 0.2%
Anglo American PLC	24,958	653,255
Investec PLC	18,155	100,323
Total South Africa		753,578

South Korea - 4.2%
Amorepacific Corp.*	914	144,172
Celltrion Healthcare Co., Ltd.*	1,861	89,314
Celltrion, Inc.*	2,217	306,922
DB Insurance Co., Ltd.	1,857	66,218
E-MART, Inc.*	782	72,830
GS Holdings Corp.*	2,447	93,827
Hana Financial Group, Inc.	7,590	211,426
Hankook Tire & Technology Co., Ltd.*	2,628	63,283
Hanmi Pharm Co. Ltd.*	282	66,487
Hotel Shilla Co., Ltd.	979	71,791
Hyundai Engineering & Construction Co., Ltd.*	2,033	65,160
Hyundai Heavy Industries Holdings Co., Ltd.*	292	67,007
Hyundai Mobis Co., Ltd.	1,494	287,681
Hyundai Motor Co.	3,845	403,260
Industrial Bank of Korea	11,268	101,633
Kakao Corp.	1,343	179,164
Kangwon Land, Inc.*	4,607	106,492
KB Financial Group, Inc.	9,442	348,178
Kia Motors Corp.	6,593	226,248
Korea Electric Power Corp.	6,149	130,786
Korea Shipbuilding & Offshore Engineering Co., Ltd.*	1,098	105,023
Korea Zinc Co., Ltd.*	339	108,084
KT&G Corp.	2,900	231,397
LG Chem Ltd.	1,148	325,083
LG Corp.*	2,944	173,649
LG Display Co., Ltd.	6,150	79,465
LG Electronics, Inc.	2,683	148,349
LG Household & Health Care Ltd.	246	259,653
Lotte Chemical Corp.*	395	62,804
NAVER Corp.	3,090	465,373
NCSoft Corp.*	438	233,727
POSCO	1,588	294,456
Samsung Biologics Co., Ltd.‡*	375	152,442
Samsung C&T Corp.	1,985	180,704
Samsung Electro-Mechanics Co., Ltd.	1,389	145,677
Samsung Electronics Co., Ltd.	96,842	4,582,698
Samsung Fire & Marine Insurance Co., Ltd.	930	164,643
Samsung Life Insurance Co., Ltd.	2,112	123,156
Samsung SDI Co., Ltd.	1,239	286,919
Samsung SDS Co., Ltd.	840	136,729
Shinhan Financial Group Co., Ltd.	11,803	387,706
SK Holdings Co., Ltd.	839	165,780
SK Hynix, Inc.	10,880	853,530
SK Innovation Co., Ltd.	1,492	162,739
SK Telecom Co., Ltd.	840	161,748
S-Oil Corp.	1,461	93,408
Woongjin Coway Co., Ltd.	1,835	135,179
Woori Financial Group, Inc.	13,819	117,685
Total South Korea		13,439,685

Spain - 2.7%
Abertis Infraestructuras SA*(c)(d)	5,353	38,381
ACS Actividades de Construccion y Servicios SA	5,600	186,364
Aena SME SA‡	1,664	308,232
Amadeus IT Group SA	8,590	674,167
Banco Bilbao Vizcaya Argentaria SA	138,949	718,871
Banco de Sabadell SA	139,814	126,123
Banco Santander SA	341,562	1,345,257
Bankinter SA	21,534	139,700
CaixaBank SA	79,906	233,777
Cellnex Telecom SA‡*	6,076	302,465
Enagas SA	7,215	194,455
Endesa SA	7,040	193,249
Ferrovial SA	11,161	354,485
Grifols SA(a)	8,089	271,616
Iberdrola SA	123,462	1,350,419
Iberdrola SA - Interim*(c)	2,011	21,996
Industria de Diseno Textil SA	21,788	733,298
Naturgy Energy Group SA	6,625	174,735
Red Electrica Corp. SA	10,502	209,897
Repsol SA	28,872	398,830
Telefonica SA	92,237	624,444
Total Spain		8,600,761

Sweden - 2.5%
Alfa Laval AB	8,268	206,729
Assa Abloy AB, B Shares	19,067	453,597
Atlas Copco AB, A Shares	12,931	458,820
Atlas Copco AB, B Shares	7,887	245,480
Boliden AB	6,390	152,016
Electrolux AB, Series B	6,138	145,639
Epiroc AB, A Shares	13,055	151,291
Epiroc AB, B Shares	8,256	93,450
Essity AB, B Shares	13,081	415,285
Hennes & Mauritz AB, B Shares(a)	18,524	406,759
Hexagon AB, B Shares	5,537	301,705
Industrivarden AB, A Shares	11,168	270,202
Investor AB, B Shares	11,838	648,725
Kinnevik AB, B Shares	7,339	177,257
Lundin Petroleum AB	5,407	164,701
Sandvik AB	23,250	424,903
Securitas AB, B Shares	7,952	125,196
Skandinaviska Enskilda Banken AB, A Shares	30,878	305,107
Skanska AB, B Shares	8,147	188,489
SKF AB, B Shares	9,378	171,922
Svenska Cellulosa AB SCA, B Shares	15,047	150,678
Svenska Handelsbanken AB, A Shares	31,255	307,016
Swedbank AB, A Shares	20,866	320,935
Swedish Match AB	4,408	249,425
Tele2 AB, B Shares	12,317	185,803
Telefonaktiebolaget LM Ericsson, B Shares	61,792	485,686
Telia Co. AB	53,279	228,015
Trelleborg AB, B Shares	7,667	125,919
Volvo AB, B Shares	31,788	545,155
Total Sweden		8,105,905

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland - 9.2%
ABB Ltd.	37,946	$885,649
Adecco Group AG	3,539	208,058
Alcon, Inc.*	9,261	546,759
Baloise Holding AG	1,211	218,858
Chocoladefabriken Lindt & Spruengli AG(a)	34	285,023
Cie Financiere Richemont SA	10,882	797,039
Clariant AG*	6,719	151,386
Coca-Cola HBC AG*	4,783	175,656
Credit Suisse Group AG*	48,747	617,393
EMS-Chemie Holding AG	238	155,960
Geberit AG	888	468,837
Givaudan SA	211	695,713
Glencore PLC*	221,526	649,735
Julius Baer Group Ltd.*	4,952	247,998
Kuehne + Nagel International AG	919	148,648
LafargeHolcim Ltd.*	9,046	460,530
Lonza Group AG*	1,591	653,589
Nestle SA	58,323	6,433,097
Novartis AG	42,638	4,030,594
Partners Group Holding AG	434	398,158
PSP Swiss Property AG	1,406	212,551
Roche Holding AG	14,531	4,886,104
Schindler Holding AG – Participating Certificate	1,337	345,739
SGS SA	125	361,735
Sika AG	3,082	554,437
Sonova Holding AG	1,284	321,915
STMicroelectronics NV*	12,623	353,777
Straumann Holding AG	208	198,414
Swatch Group AG (The)	687	172,881
Swiss Life Holding AG	789	397,097
Swiss Prime Site AG*	2,124	259,430
Swiss Re AG	5,684	642,393
Swisscom AG	555	304,762
Temenos AG*	1,185	191,551
UBS Group AG*	71,198	885,869
Vifor Pharma AG	1,221	225,349
Zurich Insurance Group AG	2,906	1,207,356
Total Switzerland		29,750,040

United Arab Emirates - 0.0%(b)
NMC Health PLC(a)	3,730	63,526

United Kingdom - 13.5%
3i Group PLC	22,949	334,126
Admiral Group PLC	5,983	178,163
Ashtead Group PLC	10,421	337,242
Associated British Foods PLC	7,648	264,743
AstraZeneca PLC	26,785	2,621,266
Auto Trader Group PLC‡	20,374	150,936
Aviva PLC	83,984	441,060
B&M European Value Retail SA	18,420	88,311
BAE Systems PLC	65,083	541,693
Barclays PLC	357,956	792,721
Barratt Developments PLC	23,274	246,297
Berkeley Group Holdings PLC	2,967	204,942
BP PLC	403,086	2,426,667
British American Tobacco PLC	46,906	2,075,993
British Land Co. PLC (The)	22,173	162,101
BT Group PLC	176,581	374,572
Bunzl PLC	7,958	206,133
Burberry Group PLC	9,586	246,786
Centrica PLC	116,666	130,475
CK Hutchison Holdings Ltd.	60,784	542,484
CNH Industrial NV	18,984	181,432
Compass Group PLC	32,373	800,993
Croda International PLC	3,359	220,683
DCC PLC	2,326	188,015
Diageo PLC	47,216	1,873,428
Direct Line Insurance Group PLC	35,791	159,373
DS Smith PLC	33,469	150,313
Experian PLC	19,219	668,071
Fiat Chrysler Automobiles NV	20,347	264,540
G4S PLC	39,070	100,635
GlaxoSmithKline PLC	99,739	2,345,532
GVC Holdings PLC	13,071	151,143
Hargreaves Lansdown PLC	6,881	156,467
HSBC Holdings PLC	411,184	2,990,882
IMI PLC	8,244	119,974
Imperial Brands PLC	19,920	512,252
Informa PLC	30,819	314,767
InterContinental Hotels Group PLC	4,243	262,066
International Consolidated Airlines Group SA	11,904	89,318
Intertek Group PLC	3,944	299,461
ITV PLC	82,444	147,150
John Wood Group PLC	16,268	80,696
Johnson Matthey PLC	4,628	158,921
Just Eat PLC*	13,564	153,947
Kingfisher PLC	51,905	139,579
Land Securities Group PLC	16,559	204,747
Legal & General Group PLC	126,067	507,685
Lloyds Banking Group PLC	1,456,054	1,090,011
London Stock Exchange Group PLC	6,339	654,782
M&G PLC*	53,843	170,484
Marks & Spencer Group PLC	45,966	106,643
Meggitt PLC	21,270	189,426
Melrose Industries PLC	111,150	341,680
Micro Focus International PLC	7,417	100,235
Mondi PLC	11,511	234,587
National Grid PLC	69,333	919,249
Next PLC	3,104	282,000
Ocado Group PLC*	10,533	169,878
Pearson PLC	18,551	138,996
Persimmon PLC	7,384	297,167
Prudential PLC	53,634	955,869
Quilter PLC‡	38,312	85,931
Reckitt Benckiser Group PLC	13,040	1,079,662
RELX PLC	38,118	1,011,475
Rentokil Initial PLC	38,528	237,178
Rolls-Royce Holdings PLC*	36,387	321,368
Royal Bank of Scotland Group PLC	96,507	277,712
RSA Insurance Group PLC	27,327	198,268
Sage Group PLC (The)	25,853	251,643
Schroders PLC	2,950	124,944
Severn Trent PLC	5,531	188,034
Smith & Nephew PLC	19,133	460,664
Smiths Group PLC	10,596	235,983
Spirax-Sarco Engineering PLC	1,483	174,376
SSE PLC	21,632	430,153
St James's Place PLC	13,103	197,596
Standard Chartered PLC	57,849	481,179
Standard Life Aberdeen PLC	49,856	198,146
Subsea 7 SA	7,321	78,771
Tate & Lyle PLC	14,009	146,404
Taylor Wimpey PLC	74,709	211,834
TechnipFMC PLC	10,309	165,940

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2020 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Tesco PLC	208,124	$677,368
Unilever NV	29,497	1,722,688
Unilever PLC	21,895	1,308,459
United Utilities Group PLC	15,541	207,627
Vodafone Group PLC	558,695	1,099,553
Weir Group PLC (The)	6,263	111,289
Whitbread PLC	2,193	129,219
Wm Morrison Supermarkets PLC(a)	58,043	139,214
WPP PLC	26,003	323,919
Total United Kingdom		43,536,385

United States - 0.4%
Amcor PLC	36,669	390,069
Carnival PLC	3,914	160,871
Ferguson PLC	4,878	437,381
James Hardie Industries PLC	9,730	207,137
OneMarket Ltd*(c)(d)	1,633	1,060
QIAGEN NV*	4,118	137,637
Samsonite International SA‡	35,846	68,508
Total United States		1,402,663

Total Common Stocks (Cost $329,134,206)		320,488,592
Preferred Stocks — 0.7%
Germany - 0.5%
FUCHS PETROLUB SE, 2.32%(a)	3,350	148,499
Henkel AG & Co. KGaA, 1.96%	4,011	408,673
Porsche Automobil Holding SE, 3.55%	3,802	257,606
Sartorius AG, 0.28%	753	175,740
Volkswagen AG, 2.92%	4,116	740,672
Total Germany		1,731,190

South Korea - 0.2%
Samsung Electronics Co., Ltd., 2.85%	15,831	630,929

Total Preferred Stocks (Cost $2,363,450)		2,362,119

Short-Term Investment — 1.1%

Money Market Fund — 1.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.51%(e)(f) (Cost $3,580,198)	3,580,198	3,580,198

Total Investments — 101.1% (Cost $335,077,854)		326,430,909
Other Assets and Liabilities, Net — (1.1)%		(3,595,255)
Net Assets — 100.0%		$322,835,654

		% of
Industry	Value	Net Assets
Financials	$59,050,489	18.3%
Industrials	49,079,115	15.2
Health Care	39,528,726	12.3
Consumer Discretionary	35,624,534	11.0
Consumer Staples	34,796,085	10.8
Information Technology	27,671,403	8.6
Materials	23,830,793	7.3
Communication Services	16,234,561	5.0
Energy	14,603,268	4.5
Utilities	12,156,294	3.8
Real Estate	10,275,443	3.2
Money Market Fund	3,580,198	1.1
Total Investments	$326,430,909	101.1%
Other Assets and Liabilities, Net	(3,595,255)	(1.1)
Total Net Assets	$322,835,654	100.0%

*	Non-income producing securities.
‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4(a)(2) of the Securities Act of 1933, as amended.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,699,584; total market value of collateral held by the Fund was $4,979,681. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,399,483.
(b)	Less than 0.05%.
(c)	Securities have been deemed illiquid because they may not be able to be resold within seven days at approximately the price shown. At January 31, 2020, the value of these securities was $61,437.
(d)	Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.
(e)	Reflects the 1-day yield at January 31, 2020.
(f)	Represents security purchased with cash collateral received for securities on loan.

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2020 (unaudited)

Forward Foreign Currency Contracts Outstanding as of January 31, 2020:

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2020	Unrealized Appreciation
Australian Dollar	02/05/20	Morgan Stanley	15,933,850	$10,666,534	$10,667,870	$1,336
Swiss Franc	02/05/20	Morgan Stanley	13,592,592	14,093,898	14,098,355	4,457
Danish Krone	02/05/20	Morgan Stanley	18,723,742	2,776,534	2,777,542	1,008
Euro	02/05/20	Morgan Stanley	43,125,893	47,797,807	47,806,291	8,484
British Pound	02/05/20	Morgan Stanley	19,817,972	26,126,033	26,127,465	1,432
Israeli Shekel	02/05/20	Morgan Stanley	2,717,363	787,947	788,152	205
Japanese Yen	02/05/20	Morgan Stanley	4,313,433,574	39,801,457	39,807,475	6,018
South Korean Won#	02/05/20	Morgan Stanley	8,521,313,934	7,114,107	7,150,251	36,144
New Zealand Dollar	02/05/20	Morgan Stanley	738,353	477,806	477,855	49
Swedish Krona	02/05/20	Morgan Stanley	38,895,758	4,035,179	4,036,316	1,137
Unrealized Appreciation				$153,677,302	$153,737,572	$60,270

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2020	Unrealized Appreciation
Australian Dollar	02/05/20	Morgan Stanley	(15,933,850)	$(11,174,868)	$(10,667,870)	$506,998
Danish Krone	02/05/20	Morgan Stanley	(17,907,438)	(2,693,265)	(2,656,449)	36,816
Euro	02/05/20	Morgan Stanley	(41,274,809)	(46,381,817)	(45,754,311)	627,506
British Pound	02/05/20	Morgan Stanley	(17,397,061)	(23,065,053)	(22,935,803)	129,250
Japanese Yen	02/05/20	Morgan Stanley	(99,707,302)	(924,395)	(920,171)	4,224
South Korean Won#	02/05/20	Morgan Stanley	(8,521,313,934)	(7,374,978)	(7,150,251)	224,727
Norwegian Krone	02/05/20	Morgan Stanley	(9,343,938)	(1,061,232)	(1,013,703)	47,529
Norwegian Krone	03/04/20	Morgan Stanley	(9,112,864)	(988,785)	(988,738)	47
New Zealand Dollar	02/05/20	Morgan Stanley	(738,353)	(497,072)	(477,855)	19,217
Polish Zloty	02/05/20	Morgan Stanley	(1,814,239)	(478,630)	(467,725)	10,905
Polish Zloty	03/04/20	Morgan Stanley	(1,780,474)	(459,124)	(459,084)	40
Swedish Krona	02/05/20	Morgan Stanley	(38,895,758)	(4,153,340)	(4,036,316)	117,024
Singapore Dollar	02/05/20	Morgan Stanley	(2,730,791)	(2,029,921)	(2,000,736)	29,185
Unrealized Appreciation				$(101,282,480)	$(99,529,012)	$1,753,468

Total Unrealized Appreciation						$1,813,738

Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at January 31, 2020	Unrealized (Depreciation)
Hong Kong Dollar	02/05/20	Morgan Stanley	42,927,274	$5,528,543	$5,527,896	$(647)
Norwegian Krone	02/05/20	Morgan Stanley	9,343,938	1,013,790	1,013,703	(87)
Polish Zloty	02/05/20	Morgan Stanley	1,845,192	475,743	475,705	(38)
Singapore Dollar	02/05/20	Morgan Stanley	2,730,791	2,000,905	2,000,736	(169)
Unrealized Depreciation				$9,018,981	$9,018,040	$(941)

Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2020	Unrealized (Depreciation)
Australian Dollar	03/04/20	Morgan Stanley	(16,829,312)	$(11,269,841)	$(11,273,170)	$(3,329)
Swiss Franc	02/05/20	Morgan Stanley	(13,592,592)	(14,057,766)	(14,098,355)	(40,589)
Swiss Franc	03/04/20	Morgan Stanley	(13,814,392)	(14,350,051)	(14,355,799)	(5,748)
Danish Krone	02/05/20	Morgan Stanley	(816,304)	(120,786)	(121,093)	(307)
Danish Krone	03/04/20	Morgan Stanley	(19,432,710)	(2,886,992)	(2,888,133)	(1,141)
Euro	02/05/20	Morgan Stanley	(1,851,084)	(2,046,832)	(2,051,980)	(5,148)
Euro	03/04/20	Morgan Stanley	(42,644,959)	(47,340,595)	(47,352,926)	(12,331)
British Pound	02/05/20	Morgan Stanley	(2,420,911)	(3,166,232)	(3,191,662)	(25,430)
British Pound	03/04/20	Morgan Stanley	(19,190,804)	(25,315,772)	(25,319,359)	(3,587)
Hong Kong Dollar	02/05/20	Morgan Stanley	(42,927,274)	(5,508,232)	(5,527,896)	(19,664)
Hong Kong Dollar	03/04/20	Morgan Stanley	(40,715,035)	(5,240,029)	(5,240,538)	(509)
Israeli Shekel	02/05/20	Morgan Stanley	(2,717,363)	(786,988)	(788,152)	(1,164)
Israeli Shekel	03/04/20	Morgan Stanley	(2,818,063)	(818,074)	(818,298)	(224)
Japanese Yen	02/05/20	Morgan Stanley	(4,213,726,272)	(38,794,529)	(38,887,304)	(92,775)
Japanese Yen	03/04/20	Morgan Stanley	(4,250,338,882)	(39,273,250)	(39,282,474)	(9,224)

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2020 (unaudited)

Sold Contracts (continued)	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at January 31, 2020	Unrealized (Depreciation)
South Korean Won#	03/04/20	Morgan Stanley	(8,385,030,850)	$(7,002,143)	$(7,039,351)	$(37,208)
New Zealand Dollar	03/04/20	Morgan Stanley	(764,553)	(494,921)	(494,986)	(65)
Polish Zloty	02/05/20	Morgan Stanley	(30,953)	(7,967)	(7,980)	(13)
Swedish Krona	03/04/20	Morgan Stanley	(39,101,111)	(4,061,390)	(4,062,894)	(1,504)
Singapore Dollar	03/04/20	Morgan Stanley	(2,709,187)	(1,984,871)	(1,984,987)	(116)
Unrealized Depreciation				$(224,527,261)	$(224,787,337)	$(260,076)

Total Unrealized Depreciation						$(261,017)

Net Unrealized Appreciation/(Depreciation)						$1,552,721

#	Non-deliverable forward.

As of January 31, 2020, there was no collateral segregated by the counterparty for forward foreign currency contracts.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks
Australia	$23,934,645	$–	$–		$23,934,645
Austria	596,874	–	–		596,874
Belgium	3,128,076	–	–		3,128,076
Cambodia	69,826	–	–		69,826
China	899,736	–	–		899,736
Denmark	5,764,022	–	–		5,764,022
Finland	3,614,738	–	–		3,614,738
France	31,957,641	–	–		31,957,641
Germany	24,434,580	–	–		24,434,580
Hong Kong	8,853,256	–	–		8,853,256
Ireland	1,728,797	–	–		1,728,797
Israel	1,629,539	–	–		1,629,539
Italy	6,950,522	–	–		6,950,522
Japan	78,430,389	–	–		78,430,389
Luxembourg	569,953	–	–		569,953
Macau	618,950	–	–		618,950
Netherlands	12,983,586	–	–		12,983,586
New Zealand	1,127,805	–	–		1,127,805
Norway	1,898,461	–	–		1,898,461
Poland	923,678	–	–		923,678
Portugal	552,179	–	–		552,179
Russia	199,000	–	–		199,000
Singapore	3,969,796	–	–		3,969,796
South Africa	753,578	–	–		753,578
South Korea	13,439,685	–	–		13,439,685
Spain	8,562,380	–	38,381	(h)	8,600,761
Sweden	8,105,905	–	–		8,105,905
Switzerland	29,750,040	–	–		29,750,040
United Arab Emirates	63,526	–	–		63,526
United Kingdom	43,536,385	–	–		43,536,385
United States	1,401,603	–	1,060	(h)	1,402,663
Total Common Stocks	320,449,151	–	39,441		320,488,592
Preferred Stocks
Germany	1,731,190	–	–		1,731,190
South Korea	630,929	–	–		630,929
Total Preferred Stocks	2,362,119	–	–		2,362,119
Short-Term Investment:
Money Market Fund	3,580,198	–	–		3,580,198
Total Investments in Securities	326,391,468	–	39,441		326,430,909

Schedules of Investments ─ IQ 50 Percent Hedged FTSE International ETF (continued)

January 31, 2020 (unaudited)

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	$–	$1,813,738	$–	$1,813,738
Total Investments in Securities and Other Financial Instruments	$326,391,468	$1,813,738	$39,441	$328,244,647
Liability Valuation Inputs
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	$–	$261,017	$–	$261,017

(g)	For a complete listing of investments and their countries, see the Schedules of Investments.
(h)	The Level 3 securities, valued in total at $39,441, have been deemed illiquid and have been fair valued in good faith in accordance with procedures established by the Board of Trustees.
(i)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2020, the Fund transferred common stock valued at $1,095 from Level 1 to Level 3 as a result of a security has been deemed illiquid. For the period ended January 31, 2020, there were no transfers between Level 1 and Level 2.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of April 30, 2019	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2020	Change in Unrealized Appreciation/ (Depreciation) from Investments Still Held at January 31, 2020
Common Stocks
Abertis Infraestructuras SA(j)	$44,573	$—	$—	$(6,192)	$—	$—	$—	$—	$38,381	$(6,192)
OneMarket Ltd(j)	—	—	(338)	427	206	(330)	1,095	—	1,060	427
Rolls-Royce Holdings PLC — Entitlement Shares (j)	2,895	—	(55)	(29)	1,539	(4,350)	—	—	—	(29)
Total	$47,468	$—	$(393)	$(5,794)	$1,745	$(4,680)	$1,095	$—	$39,441	$(5,794)

Information about Level 3 fair value measurements as of January 31, 2020.

Security Type	Fair Value	Valuation Technique	Unobservable Inputs
Common Stock	$39,441	Issuer Specific Facts	Company Information

(j)	Security has been deemed illiquid and has been fair valued in good faith in accordance with procedures established by the Board of Trustees.